                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.

1.   Name and address of issuer:

                             SEVEN SEAS SERIES FUND

2.   Name of each series or class of funds for which this notice is filed:

                              SEE ATTACHED INSERT A

3.   Investment Company Act File Number:     811-5430

     Securities Act File Number:             33-19229

4.   Last day of fiscal year for which this notice is filed:

                                    08/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                         / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                        0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                        0

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9.   Number and aggregate sale price of securities sold during the fiscal year:

                              SEE ATTACHED INSERT B

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              SEE ATTACHED INSERT B

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                              SEE ATTACHED INSERT C

12.  Calculation of registration fee:

(i)     Aggregate sale price of securities sold during
        the fiscal year in reliance on rule 24f-2 (from
        Item 10):                                              $65,739,756,134
                                                               -----------------

(ii)    Aggregate price of shares issued in connection
        with dividend reinvestment plans (from Item 11,
        if applicable):                                        +   337,380,930
                                                               -----------------

(iii)   Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                -65,330,785,085
                                                               -----------------

(iv)    Aggregate price of shares redeemed or repurchased
        and previously applied as a reduction to filing
        fees pursuant to rule 24e-2 (if applicable):           +     0
                                                               -----------------

(v)     Net aggregate price of securities sold and issued
        during the fiscal year in reliance on rule 24f-2
        [line (i), plus line (ii), less line (iii), plus
        line (iv)] (if applicable):                                746,351,979
                                                               -----------------

(vi)    Multiplier prescribed by Section 6(b) of the
        Securities Act of 1933 or other applicable law or
        regulation (see Instruction C.6):                      X  1/2900
                                                               -----------------

(vii)   Fee due [line (i) or line (v) multiplied by
        line (vi)]:                                            $    257,362.75
                                                               -----------------

INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR.  See Instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                  /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                OCTOBER 23, 1996

                                         Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Deedra S. Walkey
                            -------------------------------------
                            Deedra S. Walkey, Assistant Secretary

DATED:  OCTOBER 28, 1996


     * Please print the name and title of the signing officer below the signature.

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Insert A

Seven Seas Series Money Market Fund
Seven Seas Series US Government Money Market Fund
Seven Seas Series Yield Plus Fund
Seven Seas Series S&P 500 Index Fund
Seven Seas Series Small Cap Fund
Seven Seas Series Matrix Equity Fund
Seven Seas Series Bond Market Fund
Seven Seas Series Emerging Markets Fund
Seven Seas Series US Treasury Money Market Portfolio
Seven Seas Series Growth and Income Fund
Seven Seas Series Intermediate Fund
Seven Seas Series Prime Money Market Portfolio
Seven Seas Series Tax Free Money Market Fund
Seven Seas Series Active International Fund
Seven Seas Series Real Estate Equity Fund*
Seven Seas Series US Treasury Obligations Fund*
Seven Seas Series International Pacific Index Fund*

* Not in operation at the time of this filing.

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Insert B

-----------------------------------------------------------------------------
                                                           AGGREGATE SALE
          FUND                          NUMBER OF        PRICE OF SECURITIES
                                          SHARES                 SOLD
----------------------------------------------------------------------------
Money Market                         45,284,105,177       $  45,284,105,177
----------------------------------------------------------------------------
US Government Money Market            7,802,329,506           7,802,329,506
----------------------------------------------------------------------------
Yield Plus                                7,991,136             108,492,783
----------------------------------------------------------------------------
S&P 500 Index                            28,848,452             405,663,643
----------------------------------------------------------------------------
Small Cap                                 2,112,827              33,923,420
----------------------------------------------------------------------------
Matrix Equity                           147,331,895           1,473,440,740
----------------------------------------------------------------------------
Bond Market                               3,218,269              31,720,510
----------------------------------------------------------------------------
Emerging Markets                          5,782,417              60,428,666
----------------------------------------------------------------------------
US Treasury Money Market                349,834,135             349,834,135
----------------------------------------------------------------------------
Growth and Income                         2,139,756              27,678,947
----------------------------------------------------------------------------
Intermediate                              3,900,705              37,719,166
----------------------------------------------------------------------------
Prime Money Market                    9,851,518,552           9,851,518,552
----------------------------------------------------------------------------
Tax Free Money Market                   231,934,323             231,934,323
----------------------------------------------------------------------------
Active International                      3,712,988              40,966,566
----------------------------------------------------------------------------
Real Estate Equity                             None                    None
----------------------------------------------------------------------------
US Treasury Obligations                        None                    None
----------------------------------------------------------------------------
International Pacific Index                    None                    None
----------------------------------------------------------------------------

----------------------------------------------------------------------------
Series Total                         63,724,760,138       $  65,739,756,134
----------------------------------------------------------------------------

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Insert C

--------------------------------------------------------------------------------
                                                         AGGREGATE SALE PRICE
                                                        OF SECURITIES ISSUED AS
          FUND                     NUMBER OF SHARES            DIVIDEND
                                                             REINVESTMENTS
--------------------------------------------------------------------------------
Money Market                          161,571,084            $  161,571,084
--------------------------------------------------------------------------------
US Government Money Market             25,091,214                25,091,214
--------------------------------------------------------------------------------
Yield Plus                              1,766,096                23,537,447
--------------------------------------------------------------------------------
S&P 500 Index                           2,045,239                27,581,669
--------------------------------------------------------------------------------
Small Cap                                  30,787                   462,930
--------------------------------------------------------------------------------
Matrix Equity                           7,635,703                76,373,328
--------------------------------------------------------------------------------
Bond Market                                   292                     2,778
--------------------------------------------------------------------------------
Emerging Markets                          144,489                 1,456,365
--------------------------------------------------------------------------------
US Treasury Money Market                1,235,206                 1,235,206
--------------------------------------------------------------------------------
Growth and Income                          62,567                   784,258
--------------------------------------------------------------------------------
Intermediate                              196,508                 1,896,146
--------------------------------------------------------------------------------
Prime Money Market                     15,477,655                15,477,655
--------------------------------------------------------------------------------
Tax Free Money Market                     574,273                   574,273
--------------------------------------------------------------------------------
Active International                      129,404                 1,336,577
--------------------------------------------------------------------------------
Real Estate Equity                           None                      None
--------------------------------------------------------------------------------
US Treasury Obligations                      None                      None
--------------------------------------------------------------------------------
International Pacific Index                  None                      None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Series Total                          215,960,517            $  337,380,930
--------------------------------------------------------------------------------